Lease liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities

19.	Lease liabilities

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Minimum lease payments:
Less than one year	263,028	147,961
Later than one year but not later than five years	563,986	677,714

Total minimum lease payments	827,014	825,675
Less: Unearned interest	(47,783)	(17,229)

Present value of lease liabilities	779,231	808,446

The lease liabilities component is analysed as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Current	445,627	145,435
Non-current	333,604	663,011

	779,231	808,446

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease liabilities comprise of office premises. The Group applied the incremental borrowing rate to the lease liabilities of 6.65% (2024: 6.65%) per annum.

19.	Lease liabilities

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	USD	USD

Minimum lease payments:
Less than one year	499,557	329,071
Later than one year but not later than five years	463,873	202,421
More than five years	71,705	-

Total minimum lease payments	1,035,135	531,492
Less: Unearned interest	(73,260)	(31,184)

Present value of lease liabilities	961,875	500,308

19.	Lease liabilities (Cont’d)

The lease liabilities component is analysed as follows:

	2025	2024
	USD	USD

Current	223,630	305,946
Non-current	738,245	194,362

	961,875	500,308

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease liabilities comprise of office premises. The Group applied the incremental borrowing rate to the lease liabilities of 6.65% (2024: 7.04%) per annum.